INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVENTORIES
Schedule of inventory

	September 30, 2021	December 31, 2020
Raw materials	$27,293	$27,094
Work in process	1,457	1,055
Finished goods	352	3,999
Inventory reserve	(2,613)	(1,950)
	$26,489	$30,197

	December 31,
	2020	2019
Raw materials	$27,094	$16,701
Work in process	1,055	1,538
Finished goods	3,999	1,042
Inventory reserve	(1,950)	(793)
	$30,197	$18,488